FEDERATED FIXED INCOME SECURITIES, INC.

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

November 29, 2012

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: FEDERATED FIXED INCOME SECURITIES, INC.

FEDERATED MUNICIPAL ULTRASHORT FUND (the “Fund”)

A Class

IS Class

1933 Act File No. 33-43472

1940 Act File No. 811-6447

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated November 30, 2012, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 62 on November 27, 2012.

If you have any questions regarding this certification, please contact me at (412) 288-7268.

Very truly yours,

/s/ George F. Magera

George F. Magera

Assistant Secretary